Investment in equity method investees	12 Months Ended
Dec. 31, 2019
Investment in equity method investees
Investment in equity method investees
11.	Investment in equity method investees

Investment in equity method investees consist of investments in affiliated companies, over which the Group has significant influence but not control, partnerships that the Group has more than a minor influence and joint ventures. The Group generally considers an ownership interest of 20% or higher to represent significant influence.
Investments in equity method investments as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Kunshan Baowei Information Technology Limited (“Kunshan Baowei”) (i)	271,959	294,527
Shenzhen Tencent Puhe Limited Partnership (“Tencent Puhe”) (ii)	293,481	251,915
Sequoia Fashion and Technology Industry Fund Investment Limited Partnership (“Sequoia Fashion and Technology”) (iii)	—	96,712
Shanjing business management (Ningbo) Co., Ltd (“Ningbo Shanjin”) (iv)	—	829,410
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd (“Shanxi Shan Shan”) (iv)	—	510,223
Zhengzhou Shan Shan Outlets Shopping Mall Co., Ltd (“Zhengzhou Shan Shan”) (iv)	—	470,934
Harbin Shan Shan Chunxiaqiudong Properties Co., Ltd (“Harbin Shan Shan”) (iv)	—	440,821
Gansu Shan Shan Outlets Shopping Mall Co., Ltd (“Gansu Shan Shan”) (iv)	—	123,758
Others	101,987	94,652

Total	667,427	3,112,952

The Group’s principal equity method investments and its ownership interest (direct and indirect) for each at December 31, 2018 and 2019 are as follows:

(i)	In November 2018, the Group entered into an agreement with another PRC company, to set up a joint venture, Kunshan Baowei, which is incorporated in PRC and engages in sports accessories trading. The Group was entitled to 45% equity interest, for a total consideration of RMB272 million pursuant to the agreement.

(ii)	In May 2018, the Group acquired 14% limited partnership interest in Tencent Puhe, which is a PRC limited partnership company, for a total consideration of RMB362.5 million.

(iii)
In October 2019, the Group acquired 17% limited partnership interest in Sequoia Fashion and Technology, which is a PRC limited partnership industry fund. As of December 31, 2019, the Group’s total contribution amounted to RMB110 million and there is a remaining investment commitment of RMB1,890 million.

(iv)
In July 2019
, the Group acquired equity interests of 54
%, 60
%, 51
% ,60
% and 41
%, respectively in Ningbo Shanjin, Shanxi Shan Shan, Zhengzhou Shan Shan, Harbin Shan Shan and Gansu Shan Shan as part of the Shan Shan Outlets acquisitions. These entities are established in the PRC and engaged in outlets operating business.

During the years ended December 31, 2017, 2018 and 2019, the Group recognized its share of (loss)
income i
n
its
equity
-
method investees in the amount of RMB(22,280), RMB(46,999) and RMB27,182, respectively
.
 No impairment of equity
-
method investees has been recorded during these periods.